Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,125,000.00
Total Fee Amount	967.88
Total Offset Amount	0.00
Net Fee	$ 967.88
Offering Table N/A
Offset Table N/A	N/A